Provisions (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
As of beginning	$ 428,000,000	$ 13,555,000,000	$ 20,901,000,000
Additions	341,000,000	15,000,000
Deconsolidation		(11,635,000,000)
Share of los of associates	4,000,000
Recovery	(79,000,000)	(85,000,000)
Used during the period / year	(97,000,000)	(212,000,000)
Inflation adjustment	(195,000,000)	(187,000,000)
Currency translation adjustment		(1,023,000,000)
As of end	394,000,000	428,000,000	13,555,000,000
Inflation adjustment	2,789,000,000	(2,370,000,000)	(26,000,000)
Legal Claims [Member]
Statement [Line Items]
As of beginning	416,000,000	6,144,000,000
Additions	341,000,000	151,000,000
Deconsolidation		(5,072,000,000)
Share of los of associates	0
Recovery	(79,000,000)	(54,000,000)
Used during the period / year	(97,000,000)	(166,000,000)
Currency translation adjustment		400,000,000
As of end	386,000,000	416,000,000	6,144,000,000
Incorporated by business combination		84,000,000
Inflation adjustment	(195,000,000)	(187,000,000)
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	12,000,000	43,000,000
Additions	0	0
Deconsolidation		0
Share of los of associates	4,000,000	0
Recovery	0	(31,000,000)
Used during the period / year	0	0
Currency translation adjustment		0
As of end	8,000,000	12,000,000	43,000,000
Inflation adjustment	0	0
Site Dismantling And Remediation [Member]
Statement [Line Items]
As of beginning	0	1,102,000,000
Additions	0	46,000,000
Deconsolidation		(1,071,000,000)
Share of los of associates	0	0
Recovery	0	0
Used during the period / year	0	0
Currency translation adjustment		(77,000,000)
As of end	0	0	1,102,000,000
Inflation adjustment	0	0
Other Provisions [Member]
Statement [Line Items]
As of beginning	0	6,266,000,000
Additions	0	182,000,000
Deconsolidation	0	(5,492,000,000)
Recovery	0	0
Used during the period / year	0	(46,000,000)
Currency translation adjustment	0	(546,000,000)
As of end	0	0	$ 6,266,000,000
Inflation adjustment	$ 0	$ 0